Offerings	Oct. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.75% Senior Secured Notes due 2030
Amount Registered | shares	2,381,000,000
Maximum Aggregate Offering Price	$ 2,381,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 364,531.10
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee under Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act"). (2) Represents the aggregate principal amount of 6.75% Senior Secured Notes due 2030 of EchoStar Corporation (the "EchoStar Exchange Notes") to be offered in exchange offer to the holders of 0% Convertible Senior Notes due 2025 of DISH Network Corporation (the "DISH Network 2025 Notes") and to the holders of 3.375% Convertible Senior Notes due 2026 of DISH Network Corporation (the "DISH Network 2026 Notes") to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.875% Convertible Senior Secured Notes due 2030
Amount Registered | shares	1,950,000,000
Maximum Aggregate Offering Price	$ 1,950,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 298,545.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee under Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act"). (3) Represents the aggregate principal amount of 3.875% Convertible Secured Notes due 2030 of EchoStar Corporation (the "EchoStar Convertible Notes") to be offered in exchange offer to the holders of DISH Network 2025 Notes and the holders of DISH Network 2026 Notes to which the registration statement relates.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 6.75% Senior Secured Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(4) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 3.875% Convertible Senior Secured Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(4) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(5) There is being registered hereunder the offer and sale of an indeterminate number of shares of Class A Common Stock, par value $0.001 per share (the "Class A Common Stock"), that may be issued upon conversion of all of the EchoStar Convertible Notes covered by this registration statement, assuming that EchoStar Corporation elects to settle all such conversions with shares of Class A Common Stock. No additional consideration shall be received for the Class A Common Stock issuable upon conversion of the EchoStar Convertible Notes and therefore no additional registration fee is required pursuant to Rule 457(i) under the Securities Act. Pursuant to Rule 416 under the Securities Act, such number of shares of Class A Common Stock registered hereby shall include an indeterminate number of shares of Class A Common Stock that may be issued in connection with a stock split, stock dividend, recapitalization or other similar event.